Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Computers and equipment	149,191	142,277	21,805
Leasehold improvements	119,934	131,923	20,218
Buildings	4,466	4,308	660
Furniture and fixtures	18,339	16,860	2,584
Vehicles	15,483	19,925	3,054
Software	184,282	185,118	28,371
Others	2,044	2,102	322
Subtotal	493,739	502,513	77,014
Less: Accumulated depreciation	(325,304)	(435,393)	(66,728)
Property and equipment subject to depreciation	168,435	67,120	10,286
Construction in progress	54,905	44,577	6,832
Total	223,340	111,697	17,118